Variables Used in Black-Scholes Option Pricing Model to Determine Estimated Grant Date Fair Value for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected volatility	76.00%	74.00%
Expected volatility	87.00%	88.00%	88.00%
Weighted-average volatility	80.00%	81.00%	88.00%
Expected dividends
Risk-free rate	0.57%	1.17%	1.25%
Risk-free rate	1.26%	2.24%	2.38%
Minimum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term (in years)	5 years	5 years
Maximum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term (in years)	6 years 7 months 6 days	6 years 8 months 12 days	5 years